United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/17

Date of Reporting Period: Quarter ended 11/30/16

Item 1. Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
November 30, 2016 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—51.4%
	Federal Home Loan Mortgage Corporation ARM—15.4%
$5,591	2.345%, 9/1/2020	$5,636
7,177,919	2.524%, 7/1/2034	7,416,527
3,382,823	2.552%, 7/1/2038	3,515,531
3,865,826	2.658%, 1/1/2035	4,083,461
1,603,577	2.662%, 2/1/2036	1,683,974
2,672,528	2.668%, 12/1/2034	2,812,843
4,307,443	2.726%, 11/1/2036	4,530,775
2,372,439	2.746%, 4/1/2034	2,502,627
2,349,305	2.789%, 11/1/2034	2,484,397
3,721,097	2.860%, 10/1/2033	3,902,914
2,602,806	2.883%, 8/1/2035	2,756,025
4,546,769	2.897%, 7/1/2036	4,768,029
2,760,817	2.898%, 5/1/2035	2,896,116
3,931,351	2.932%, 2/1/2035	4,154,526
2,613,579	2.958%, 4/1/2037	2,770,336
3,658,681	3.063%, 7/1/2035	3,876,611
	TOTAL	54,160,328
	Federal National Mortgage Association ARM—35.8%
3,308,802	1.723%, 3/1/2044	3,316,448
1,779,443	1.773%, 7/1/2042	1,785,014
746,014	2.142%, 7/1/2036	771,747
1,587,820	2.289%, 12/1/2034	1,661,988
3,869,023	2.366%, 9/1/2033 - 5/1/2039	4,009,974
580,742	2.387%, 5/1/2035	604,834
38,057	2.425%, 2/1/2019	38,480
4,010,048	2.430%, 8/1/2034	4,142,813
439,708	2.435%, 11/1/2035	453,647
2,457,204	2.462%, 8/1/2034	2,541,604
450,299	2.493%, 5/1/2038	467,409
364,318	2.495%, 12/1/2034	381,421
450,335	2.499%, 12/1/2033	474,633
1,877,432	2.504%, 10/1/2033	1,932,531
2,599,268	2.544%, 10/1/2034	2,681,860
6,971	2.545%, 2/1/2020	7,036
1,914,061	2.551%, 6/1/2034	1,983,555
2,532,661	2.566%, 2/1/2042	2,683,641
91,166	2.595%, 10/1/2033	95,556
663,733	2.602%, 10/1/2035	696,175
741,180	2.618%, 1/1/2035	780,539
1,229,288	2.623%, 5/1/2035	1,280,037
4,884,260	2.636%, 1/1/2039	5,131,398
2,495,605	2.639%, 2/1/2033	2,628,803
3,564,210	2.651%, 10/1/2037	3,704,586
1,899,950	2.660%, 7/1/2035	2,000,915
7,876,058	2.705%, 8/1/2039	8,272,216
4,774,031	2.710%, 11/1/2039 - 1/1/2040	5,027,132

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$3,593,192		2.712%, 5/1/2036	$3,780,484
3,933,587		2.718%, 7/1/2034	4,147,196
779,596		2.727%, 7/1/2035	812,084
1,129,319		2.731%, 7/1/2034	1,190,856
58,145		2.738%, 5/1/2018	58,579
2,189,325		2.747%, 7/1/2035	2,307,378
359,543		2.752%, 12/1/2040	378,442
5,656,783		2.753%, 5/1/2035	5,961,508
112,150		2.764%, 4/1/2034	117,266
944,318		2.766%, 6/1/2035	997,332
1,130,499		2.773%, 10/1/2035	1,195,208
635,124		2.774%, 12/1/2040	676,220
1,879,465		2.782%, 10/1/2035	1,982,860
154,113		2.798%, 2/1/2036	161,314
1,043,812		2.803%, 6/1/2033	1,099,631
983,408		2.808%, 1/1/2035	1,026,858
413,025		2.810%, 2/1/2036	433,771
5,405,012		2.833%, 3/1/2039	5,663,339
1,276,231		2.862%, 5/1/2035	1,341,050
1,283,196		2.920%, 6/1/2034	1,345,216
772,993		2.933%, 7/1/2039	815,326
2,512,042		2.935%, 12/1/2039	2,638,175
2,032,743		2.947%, 1/1/2036	2,157,960
1,342,086		2.960%, 7/1/2035	1,408,724
2,919,700		2.973%, 7/1/2035	3,087,092
821,425		2.990%, 5/1/2036	868,705
1,291,044		3.000%, 11/1/2040	1,374,189
4,197,160		3.001%, 1/1/2044	4,354,854
185,252		3.006%, 7/1/2027	194,377
1,624,699		3.045%, 10/1/2037	1,722,491
12,308,940		3.270%, 8/1/2035	13,022,446
		TOTAL	125,876,923
		Government National Mortgage Association ARM—0.2%
469,129		2.000%, 1/20/2022 - 1/20/2030	477,193
200,404		2.125%, 7/20/2023 - 5/20/2029	204,293
		TOTAL	681,486
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $179,467,437)	180,718,737
		ASSET-BACKED SECURITIES—8.4%
		Auto Receivables—3.3%
2,004,393		AmeriCredit Automobile Receivables Trust 2016-1, Class A2B, 1.285%, 6/10/2019	2,009,101
2,109,018		Fifth Third Auto Trust 2015-1, Class A2B, 1.088%, 5/15/2018	2,110,982
3,425,000		Ford Credit Floorplan Master O 2014-1, Class A2, 0.938%, 2/15/2019	3,425,883
4,112,776	[1,2]	Hyundai Auto Lease Securitization Trust 2016-A, Class A2B, 1.088%, 7/16/2018	4,118,425
		TOTAL	11,664,391
		Credit Card—3.1%
5,718,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.268%, 1/18/2022	5,734,781
5,000,000		Chase Issuance Trust 2016-A6, Class A6, 1.100%, 1/15/2020	4,992,258
		TOTAL	10,727,039

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Other—2.0%
$2,984,651	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 1.188%, 7/15/2022	$2,981,919
1,617,276	[1,2]	SMB Private Education Loan Trust 2016-B, Class A1, 1.188%, 11/15/2023	1,618,991
2,537,238	[1,2]	Sofi Professional Loan Program LLC, Class A1, 2.342%, 8/25/2036	2,591,793
		TOTAL	7,192,703
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $29,489,026)	29,584,133
		COLLATERALIZED MORTGAGE OBLIGATIONS—31.6%
		Federal Home Loan Mortgage Corporation—7.6%
3,760,443		REMIC 4149 F, 0.788%, 1/15/2033	3,724,866
1,371,187		REMIC 3012 EF, 0.838%, 8/15/2035	1,364,299
7,817,878		REMIC 3284 BF, 0.838%, 3/15/2037	7,807,460
1,759,627		REMIC 3284 AF, 0.848%, 3/15/2037	1,749,888
34,952		REMIC 3001 EA, 0.888%, 3/15/2035	34,979
351,681		REMIC 3155 PF, 0.888%, 5/15/2036	350,948
244,934		REMIC 3174 FL, 0.888%, 6/15/2036	244,264
1,253,906		REMIC 3380 FP, 0.888%, 11/15/2036	1,250,062
373,456		REMIC 3179 FP, 0.918%, 7/15/2036	372,830
1,024,745		REMIC 2819 F, 0.938%, 6/15/2034	1,024,893
294,692		REMIC 3221 FW, 0.958%, 9/15/2036	294,594
340,748		REMIC 3213 GF, 0.968%, 9/15/2036	340,729
494,941		REMIC 3085 UF, 0.988%, 12/15/2035	495,622
1,038,361		REMIC 3156 HF, 1.023%, 8/15/2035	1,040,642
394,931		REMIC 2475 FD, 1.088%, 6/15/2031	398,156
388,667		REMIC 2380 FL, 1.138%, 11/15/2031	393,016
710,465		REMIC 3593 CF, 1.138%, 2/15/2036	714,897
1,227,745		REMIC 3550 GF, 1.288%, 7/15/2039	1,243,446
1,482,007		REMIC 3556 FA, 1.448%, 7/15/2037	1,500,747
140,144		REMIC 2448 FA, 1.538%, 1/15/2032	142,727
148,277		REMIC 2452 FC, 1.538%, 1/15/2032	151,010
339,421		REMIC 2480 NF, 1.538%, 1/15/2032	345,752
503,541		REMIC 2475 F, 1.538%, 2/15/2032	513,067
355,540		REMIC 2434 FA, 1.538%, 3/15/2032	362,268
111,741		REMIC 2470 EF, 1.538%, 3/15/2032	113,856
110,027		REMIC 2498 AF, 1.538%, 3/15/2032	112,109
479,697		REMIC 2459 FP, 1.538%, 6/15/2032	488,595
		TOTAL	26,575,722
		Federal National Mortgage Association—20.0%
541,171		REMIC 2007-16 PF, 0.774%, 3/25/2037	536,057
5,632,588		REMIC 2006-W1 2AF1, 0.804%, 2/25/2046	5,555,427
2,932,488		REMIC 2006-49 PF, 0.834%, 4/25/2036	2,923,487
657,359		REMIC 2007-20 F, 0.844%, 3/25/2037	651,606
436,378		REMIC 2006-11 FB, 0.884%, 3/25/2036	434,510
8,686,566		REMIC 2012-141 PF, 0.884%, 10/25/2041	8,652,244
660,465		REMIC 2006-20 PF, 0.904%, 11/25/2030	660,865
604,206		REMIC 2007-67 FB, 0.904%, 7/25/2037	600,548
380,583		REMIC 2005-67 FM, 0.934%, 8/25/2035	380,891
2,108,632		REMIC 2008-52 FD, 0.934%, 6/25/2036	2,101,158
1,649,025		REMIC 2006-65 DF, 0.934%, 7/25/2036	1,644,036
247,400		REMIC 2006 81 FA, 0.934%, 9/25/2036	246,894
3,867,793		REMIC 2012-60 EF, 0.934%, 4/25/2042	3,851,215

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$616,432		REMIC 2006-8 NF, 0.954%, 3/25/2036	$614,475
939,726		REMIC 2012 99 FB, 0.964%, 9/25/2042	932,522
2,100,744		REMIC 2004-28 PF, 0.984%, 3/25/2034	2,109,063
619,074		REMIC 2006-76 QF, 0.984%, 8/25/2036	618,271
1,746,701		REMIC 2006-103 FB, 0.984%, 10/25/2036	1,750,234
6,050,078		REMIC 2012-130 DF, 0.984%, 12/25/2042	5,956,912
155,508		REMIC 2001-57 FA, 1.034%, 6/25/2031	155,229
3,858,705		REMIC 2007-71 WF, 1.034%, 7/25/2037	3,858,077
581,447		REMIC 2007-88 FY, 1.044%, 9/25/2037	582,683
297,666		REMIC 2002-52 FG, 1.084%, 9/25/2032	299,453
656,984		REMIC 2007-84 FN, 1.084%, 8/25/2037	657,965
1,338,233		REMIC 2010-39 EF, 1.104%, 6/25/2037	1,341,835
119,460		REMIC 2002-77 FG, 1.105%, 12/18/2032	120,357
455,143		REMIC 2001-32 FA, 1.134%, 7/25/2031	459,444
889,229		REMIC 2007-88 FW, 1.134%, 9/25/2037	888,508
6,164,405		REMIC 2011-4 PF, 1.134%, 2/25/2041	6,212,149
224,839		REMIC 2007-102 FA, 1.154%, 11/25/2037	225,463
159,160		REMIC 2001-71 FS, 1.184%, 11/25/2031	160,671
124,833		REMIC 2001-62 FC, 1.234%, 11/25/2031	126,234
249,410		REMIC 2002-8 FA, 1.305%, 3/18/2032	253,189
2,551,990		REMIC 2009-87 FX, 1.334%, 11/25/2039	2,585,113
3,930,733		REMIC 2009-106 FN, 1.334%, 1/25/2040	3,981,280
1,321,159		REMIC 2009-78 UF, 1.354%, 10/25/2039	1,338,644
3,074,829		REMIC 2009-87 HF, 1.434%, 11/25/2039	3,120,190
593,443		REMIC 2002-7 FG, 1.484%, 1/25/2032	602,054
302,649		REMIC 2002-77 FA, 1.555%, 12/18/2032	308,370
935,770		REMIC 2002-58 FG, 1.584%, 8/25/2032	953,038
152,063		REMIC 2002-60 FH, 1.584%, 8/25/2032	154,869
991,796		REMIC 2008-69 FB, 1.584%, 6/25/2037	1,014,307
590,556		REMIC 2008-75 DF, 1.834%, 9/25/2038	605,394
100,124		REMIC 1995-17 B, 2.356%, 2/25/2025	101,347
		TOTAL	70,326,278
		Government National Mortgage Association—3.0%
6,302,549		REMIC 2012-H24 FC, 0.931%, 10/20/2062	6,244,283
4,242,083		REMIC 2013-H15 FA, 1.071%, 6/20/2063	4,228,342
		TOTAL	10,472,625
		Non-Agency Mortgage-Backed Securities—1.0%
3,758,757		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	3,646,527
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $110,781,013)	111,021,152
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.5%
		Agency Commercial Mortgage-Backed Securities—4.6%
1,265,888		FHLMC REMIC KF03 A, 0.871%, 1/25/2021	1,264,072
3,867,244		FHLMC REMIC KF08 A, 0.831%, 1/25/2022	3,848,900
5,789,322		FHLMC REMIC KGRP A, 0.972%, 4/25/2020	5,789,321
5,401,243		FHLMC REMIC KS02 A, 0.972%, 8/25/2023	5,396,318
		TOTAL	16,298,611
		Non-Agency Commercial Mortgage-Backed Securities—0.9%
3,140,000	[1,2]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 1.936%, 11/15/2033	3,145,862
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $19,468,956)	19,444,473

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—0.9%
		Federal National Mortgage Association—0.9%
$2,782,841		3.000%, 8/1/2023	$2,870,784
333,638		5.000%, 1/1/2024	356,871
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,219,099)	3,227,655
		INVESTMENT COMPANY—1.8%
6,109,829	[3]	Federated Government Obligations Fund, Premier Shares, 0.31%[4] (IDENTIFIED COST $6,109,829)	6,109,829
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $348,535,360)[5]	350,105,979
		OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	1,507,686
		TOTAL NET ASSETS—100%	$351,613,665
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2016, these restricted securities amounted to $14,456,990, which represented 4.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2016, these liquid restricted securities amounted to $14,456,990, which represented 4.1% of total net assets.
3	Affiliated holding.
Transactions involving the affiliated holding during the period ended November 30, 2016, were as follows:

Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 8/31/2016	—
Purchases/Additions	22,422,960
Sales/Reductions	(16,313,131)
Balance of Shares Held 11/30/2016	6,109,829
Value	$6,109,829
Dividend Income	$2,725
4	7-day net yield.
5	At November 30, 2016, the cost of investments for federal tax purposes was $348,535,360. The net unrealized appreciation of investments for federal tax purposes was $1,570,619. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,708,989 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,138,370.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$180,718,737	$—	$180,718,737
Asset-backed Securities	—	29,584,133	—	29,584,133
Collateralized Mortgage Obligations	—	111,021,152	—	111,021,152
Commercial Mortgage-backed Securities	—	19,444,473	—	19,444,473
Mortgage-backed Securities	—	3,227,655	—	3,227,655
Investment Company	6,109,829	—	—	6,109,829
TOTAL SECURITIES	$6,109,829	$343,996,150	$—	$350,105,979
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017